UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  	December 31, 2002

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):	[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		McLean Budden Ltd.
Address:		145 King Street West
		Suite 2525
		Toronto, Ontario, Canada, M5H1J8

Form 13F File Number:  28-06597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Barb McNeill
Title:		Vice President Administration
Phone:		416-862-9800

Signature, Place, and Date of Signing:

		 Toronto, Ontario   February 13, 2003
	[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number		Name

28-
[Repeat as necessary.]


FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	196

Form 13F Information Table Value Total:	10,188,359(in Canadian $)
(thousands)


List of Other Included Managers:	None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number		Name

_____	28-

[Repeat as necessary.]

CHI99 3763896-1.014553.0011




MCLEAN BUDDEN LIMITED Form 13F INFORMATION TABLE : December 31, 2002
COLUMN 1 COLUMN 2 COLUMN 3 COLUMN 4 COLUMN 5 COLUMN 6 COLUMN 7
COLUMN 8 VALUE SHRS OR SH/ PUT/INVESTMENT OTHER VOTING AUTHORITY
NAME OF ISSUER TITLE OF CLASS CUSIP (x$1000) PRN AMT PRN
CALLDISCRETION MANAGERS SOLE SHARED NONE AOL TIME WARNER INC
COM 00184A105 32 1,566,325SH SOLE 1,566,325 ATI TECHNOLOGIES INC COM 001941103 8011,089,097SH SOLE 11,089,097 AT&T WIRELESS SRVC COM 00209A106
26, 3,017,488SH SOLE 3,017,488 ABITIBI CONS INC COM 003924107 81 6,706,254SH
SOLE 6,706,254 MATSUSHITA ELC IND JPY50 006572707 23,000SH SOLE 23,000 AIR LIQUIDE ADR(0.2 ORD) 009126202 160,937SH SOLE 160,937 AIR PRODS & CHEMS
COM 009158106 1 168,600SH SOLE 168,600 ALCAN INC COM 013716105 316,
6,841,762SH SOLE 6,841,762 ALLSTATE CORP COM 020002101 61 1,045,370SH SOLE
1,045,370 ANHEUSER BUSCH COS COM 035229103 3 44,325SH SOLE 44,325 APACHE
CORP COM 037411105 42 468,000SH SOLE 468,000 APPLIED MATERIALS COM
038222105 1 881,500SH SOLE 881,500 ARCHER-DANIEL MIDLND COM 039483102
57,550SH SOLE 57,550 AUTOMATIC DATA PROC COM 053015103 16,600SH SOLE
16,600 AXA SP ADR(1 ORD) 054536107 50,000SH SOLE 50,000 AXCELIS
TECHNOLOGIES COM 054540109 16 1,855,124SH SOLE 1,855,124 BAE SYS PLC SP
ADR(4 ORDS) 05523R107 1 1,311,900SH SOLE 1,311,900 BCE INC COM 05534B109
470,16,499,079SH SOLE 16,499,079 BP ADR(6 ORDS) 055622104 4 625,400SH SOLE
625,400 BANK OF AMERICA CORP COM USD 0.01 060505104 38 349,966SH SOLE
349,966 BANK OF MONTREAL COM 063671101 221 5,314,282SH SOLE 5,314,282 BANK
OF NOVA SCOTIA COM 064149107 419, 7,960,919SH SOLE 7,960,919 BARRICK GOLD CORP COM 067901108 331,13,605,651SH SOLE 13,605,651 BARRICK GOLD CORP COM
067901108C 23,000SH SOLE 23,000 BAXTER INTL INC COM 071813109 1 405,900SH
SOLE 405,900 BAYER A G SP ADR(1 ORD) 072730302 26, 761,400SH SOLE 761,400
BECTON DICKINSON COM 075887109 8,000SH SOLE 8,000 BERKSHIRE HATHAWAY
CLASS A 084670108 4SH SOLE 4 BIOVAIL CORP COM 09067J109 37,200SH SOLE
37,200 BRISTOL MYERS SQUIBB COM 110122108 4 1,289,935SH SOLE 1,289,935
BRITISH AMER TOB PLC SPON ADR 110448107 21 693,600SH SOLE 693,600 CCL INDUSTRIES INC CLS B NON-VTG 124900309 39, 2,045,240SH SOLE 2,045,240 CDN
IMP BANK COMMERC COM 136069101 353, 8,117,473SH SOLE 8,117,473 CDN NATL
RAILWAY COM 136375102 176, 2,711,259SH SOLE 2,711,259 CDN NATURAL RES
COM 136385101 304, 6,507,049SH SOLE 6,507,049 CANON INC ADR (1 ORD) 138006309
28 493,500SH SOLE 493,500 CELLTECH GRP PLC ADS(2 ORDS) 151158102 1 659,300SH
SOLE 659,300 CHEVRONTEXACO CORP COM 166764100 13,048SH SOLE 13,048
CITIGROUP INC COM 172967101 34, 617,050SH SOLE 617,050 CLOROX CO COM 189054109 13,600SH SOLE 13,600 COCA COLA CO COM 191216100 47,633SH SOLE
47,633 COLGATE PALMOLIVE CO COM 194162103 34 415,816SH SOLE 415,816
COMPAGNIE FINANCIERE SP ADR(1 UNIT) 204318109 1 550,100SH SOLE 550,100 CONVERGYS CORP COM 212485106 24 1,028,600SH SOLE 1,028,600 CREO INC COM 225606102 148,000SH SOLE 148,000 CUMMINS INC COM 231021106 25,400SH SOLE
25,400 DEUTSCHE TELEKOM AG SP ADR(1 ORD) 251566105 3 1,755,200SH SOLE 1,755,200 DIEBOLD INC COM 253651103 7,000SH SOLE 7,000 WALT DISNEY CO COM 254687106 39 1,519,028SH SOLE 1,519,028 DOW CHEMICAL COMPANY COM
260543103 22, 477,950SH SOLE 477,950 EMC CORP MASS COM 268648102 40,400SH
SOLE 40,400 E.ON AG ADS (1 SH) 268780103 3 578,300SH SOLE 578,300 EATON CORP
COM 278058102 3 254,610SH SOLE 254,610 EDWARDS AG INC COM 281760108
15,100SH SOLE 15,100 EMERSON ELEC CO COM 291011104 7,300SH SOLE 7,300
ENCANA CORPORATION COM 292505104 5 1,069,195SH SOLE 1,069,195 ENTRUST TECHNOLOGIES COM 293848107 9 1,862,040SH SOLE 1,862,040 FEDERAL NATL MTG
ASS COM 313586109 36 355,352SH SOLE 355,352 FIRST DATA CORP COM 319963104
22 405,865SH SOLE 405,865 FIRST QUANTUM MNRL COM 335934105 81,000SH SOLE 81,000 FLEETBOSTON FNL CORP COM 339030108 3 878,405SH SOLE 878,405 FLUOR CORPORATION COM 343412102 32 736,700SH SOLE 736,700 FORDING INC COM
345426100 42, 1,298,456SH SOLE 1,298,456 FRANKLIN RES INC COM 354613101 1
213,200SH SOLE 213,200 GENENTECH INC COM 368710406 14,000SH SOLE 14,000
GENERAL ELECTRIC CO COM 369604103 1 305,135SH SOLE 305,135 GENERAL
MOTORS CLASS H 370442832 30 1,778,956SH SOLE 1,778,956 GILLETTE CO COM 375766102 37 775,945SH SOLE 775,945 GUIDANT CORP COM 401698105 28,500SH
SOLE 28,500 HSBC HLDGS PLC SP ADR(5 ORD) 404280406 32 372,800SH SOLE 372,800
HEWLETT PACKARD CO COM 428236103 32, 1,191,855SH SOLE 1,191,855 HOME
DEPOT INC COM 437076102 18,025SH SOLE 18,025 HONDA MOTOR CO ADR (0.5
ORD) 438128308 39 1,392,900SH SOLE 1,392,900 HONEYWELL INTL INC COM
438516106 42 1,111,707SH SOLE 1,111,707 INCO LTD COM 453258402 19 5,785,219SH
SOLE 5,785,219 ING GROUP NV SP ADR(1 COM) 456837103 42, 1,593,300SH SOLE
1,593,300 INTEL CORP COM 458140100 3 161,825SH SOLE 161,825 IBM COM
459200101 39 323,005SH SOLE 323,005 INTRAWEST CORP COM 460915200 116,000SH
SOLE 116,000 JOHNSON & JOHNSON COM 478160104 64, 759,800SH SOLE 759,800
JOHNSON ELEC HLDG SP ADR(10 ORD) 479087207 1 752,500SH SOLE 752,500 KAO CORPORATION ADR (10 ORD) 485537203 23 68,500SH SOLE 68,500 KIMBERLY
CLARK MEX SP ADR(5 ORD A) 494386204 29, 1,683,900SH SOLE 1,683,900
KONINKLIJKE PHIL ELE ADR (1 ORD) 500472303 17,900SH SOLE 17,900 L OREAL CO ADR(0.2 ORD) 502117203 29 1,228,000SH SOLE 1,228,000 LSI LOGIC CORP COM
502161102 29,000SH SOLE 29,000 MAGNA INTL INC CLS A SUB VTG 559222401 443,
5,031,587SH SOLE 5,031,587 MATSUSHITA ELEC INDL ADR(1 COM) 576879209 17
1,183,600SH SOLE 1,183,600 MCDONALDS CORP COM 580135101 27,400SH SOLE
27,400 MERCK & CO INC COM 589331107 50,550SH SOLE 50,550 MICROSOFT CORP
COM 594918104 86 1,062,391SH SOLE 1,062,391 MORGAN STANLEY COM 617446448
47 751,900SH SOLE 751,900 MOTOROLA INC COM 620076109 10,200SH SOLE 10,200
NEC CORP ADR (5 ORD) 629050204 2 417,900SH SOLE 417,900 NESTLE S A SP ADR(0.05 ORD 641069406 5 680,620SH SOLE 680,620 NEWMONT MNG OF CDA EXC
SHARES 651641102 6 145,814SH SOLE 145,814 NIPPON TELEG & TEL SP ADR(0.005
OR 654624105 28, 1,016,000SH SOLE 1,016,000 NISSAN MOTOR CO LTD ADR (2 ORD)
654744408 25 1,059,900SH SOLE 1,059,900 NOKIA CORP SP ADR(1 ORD A) 654902204
14 600,200SH SOLE 600,200 NORTEL NETWORKS CORP COM 656568102
206,81,837,519SH SOLE 81,837,519 OLYMPUS OPTICAL LTD SP ADR (1 ORD)
681627204 18 760,900SH SOLE 760,900 PEARSON PLC SP ADR (1 ORD) 705015105 25
1,720,600SH SOLE 1,720,600 PEPSICO INC COM 713448108 5 867,295SH SOLE 867,295
PFIZER INC COM 717081103 65 1,363,434SH SOLE 1,363,434 PHILIP MORRIS CO INC COM 718154107 69, 1,093,200SH SOLE 1,093,200 PITNEY BOWES INC COM 724479100
26, 505,730SH SOLE 505,730 PLACER DOME INC COM 725906101 68, 3,832,036SH
SOLE 3,832,036 PROCTER & GAMBLE CO COM 742718109 19,281SH SOLE 19,281
PRUDENTIAL FINL COM 744320102 70 1,411,800SH SOLE 1,411,800 QLT INC COM 746927102 91 6,827,735SH SOLE 6,827,735 QUEBECOR WORLD INC COM SUB VTG 748203106 122 3,502,142SH SOLE 3,502,142 RESEARCH IN MOTION COM 760975102
106, 5,158,783SH SOLE 5,158,783 RIO TINTO PLC ADR (4 ORD) 767204100 23,
186,655SH SOLE 186,655 ROCHE HLDG LTD SP ADR(.01 ORD) 771195104 25
238,000SH SOLE 238,000 ROGERS COMMUNICATION CLS B NON-VTG 775109200 19313,177,603SH SOLE 13,177,603 ROYAL GROUP TECH SUB VTG 779915107 58
3,873,063SH SOLE 3,873,063 ROYAL BANK CDA COM 780087102 234, 4,061,794SH
SOLE 4,061,794 ROYAL DUTCH PETROL NLG1.25(NY REGD 780257804 58 843,100SH
SOLE 843,100 SAMSUNG ELECTRS LTD GDR 144A(0.5 OR 796050888 20, 99,800SH
SOLE 99,800 SAP AKTIENGESELLSCHF SP ADR(1/4 ORD) 803054204 21 709,300SH
SOLE 709,300 SARA LEE CORP COM 803111103 10,800SH SOLE 10,800
SCHLUMBERGER LTD COM 806857108 17,500SH SOLE 17,500 SEARS ROEBUCK &
CO COM 812387108 16 441,050SH SOLE 441,050 SIX CONTINENTS PLC SP ADR(1
ORD) 830018107 1 1,240,000SH SOLE 1,240,000 SONY CORP ADR (1 ORD) 835699307
26, 408,000SH SOLE 408,000 STANLEY WORKS COM 854616109 19 353,000SH SOLE
353,000 SUNCOR ENERGY INC COM 867229106 137, 5,563,554SH SOLE 5,563,554
SUPERIOR INDS INTL COM 868168105 27 413,670SH SOLE 413,670 TELEFONOS DE MEXICO SP ADR(20 SER L 879403780 1 282,700SH SOLE 282,700 THOMSON CORP
(THE) COM 884903105 168, 4,017,426SH SOLE 4,017,426 TIMBERLAND CO CLASS A
887100105 26, 469,400SH SOLE 469,400 TOMKINS PLC SP ADR(4 ORD) 890030208 1
613,800SH SOLE 613,800 TORONTO DOMINION BK COM 891160509
443,613,045,094SH SOLE 13,045,094 TORSTAR CORP CLS B NON-VTG 891474207 89,
3,522,434SH SOLE 3,522,434 TRANSCANADA PPLNS COM 893526103 72 3,178,448SH
SOLE 3,178,448 TYCO INTL LTD COM PAR $0.20 902124106 87,500SH SOLE 87,500
UST INC COM 902911106 34 645,100SH SOLE 645,100 UNISYS CORPORATION COM 909214108 22 1,418,250SH SOLE 1,418,250 UNITED TECHNOLOGIES COM 913017109
64 663,170SH SOLE 663,170 UPM KYMMENE CORP SP ADR 915436109 32, 631,400SH
SOLE 631,400 WPP GROUP PLC SP ADR(5 ORDS) 929309300 3 531,700SH SOLE 531,700
WACHOVIA CORP 2ND NEW COM 929903102 17,200SH SOLE 17,200 WAL MART
STORES INC COM 931142103 13,650SH SOLE 13,650 WALGREEN CO COM 931422109 34,000SH SOLE 34,000 WATERS CORP COM 941848103 32 951,700SH SOLE 951,700
WENDYS INTL INC COM 950590109 18 429,575SH SOLE 429,575 WESCAST
INDUSTRIES CLASS A SUB VTG 950813105 47,700SH SOLE 47,700 WRIGLEY WM JR
CO COM 982526105 4,600SH SOLE 4,600 WYETH COM 983024100 62 1,063,250SH SOLE
1,063,250 ZARLINK SEMICONDUCT COM 989139100 4512,947,686SH SOLE 12,947,686
PETRO-CANADA COM 71644E102C 3 78,500SH SOLE 78,500 TALISMAN ENERGY INC
COM 87425E103C 237, 4,173,039SH SOLE 4,173,039 BARCLAYS PLC ADR (4 ORD)
06738E204 24 618,800SH SOLE 618,800 BRASCAN CORP CLS A COM VTG 10549P606
122, 3,856,302SH SOLE 3,856,302 CAMECO CORP COM 13321L108 158 4,216,413SH
SOLE 4,216,413 CDN PACIFIC RAILWAY COM 13645T100 33, 1,067,147SH SOLE 1,067,147 CARDINAL HEALTH INC COM 14149Y108 5,343SH SOLE 5,343 COGNOS INCORPORATED COM 19244C109 106, 2,890,175SH SOLE 2,890,175
CONOCOPHILLIPS COM 20825C104 39 511,900SH SOLE 511,900 DIAGEO P L C SP
ADR(4 ORD) 25243Q205 52 755,700SH SOLE 755,700 ENBRIDGE INC COM 29250N105
3 75,800SH SOLE 75,800 EXXON MOBIL CORP COM 30231G102 17,740SH SOLE 17,740
FEDEX CORPORATION COM 31428X106 10,100SH SOLE 10,100 GSI LUMONICS COM 36229U102 28,850SH SOLE 28,850 GLAXOSMITHKLINE PLC SP ADR(2 ORD)
37733W105 35 596,650SH SOLE 596,650 CGI GROUP INC CLS A SUB VTG 39945C109
43 6,452,401SH SOLE 6,452,401 HEMOSOL INC COM 42369K102 13,200SH SOLE 13,200
HENKEL LTD PARTNRSHP SP ADR(1 ORD) 42550U109 12 149,200SH SOLE 149,200 HUMMINGBIRD LTD COM 44544R101 61 1,806,604SH SOLE 1,806,604 J P MORGAN CHASE&CO COM 46625H100 2 53,495SH SOLE 53,495 LEITCH TECHNOL COM
52543H107 9 1,750,700SH SOLE 1,750,700 LUXOTTICA GROUP SPA SP ADR(1 ORD) 55068R202 30 1,395,300SH SOLE 1,395,300 MBNA CORP COM 55262L100 18,759SH
SOLE 18,759 MDS INC COM 55269P302 204, 9,278,415SH SOLE 9,278,415 MANULIFE
FINCL CORP COM 56501R106 56 1,632,678SH SOLE 1,632,678 NEXEN INC COM 65334H102 180 5,276,705SH SOLE 5,276,705 NOMURA HLDGS INC SPONS ADR
65535H208 28 1,661,200SH SOLE 1,661,200 NORTEL NETWORKS CORP COM
656568102C 111,000SH SOLE 111,000 NOVARTIS AG ADS(1 ORD) 66987V109 23,
412,420SH SOLE 412,420 ORACLE CORP COM 68389X105 28, 1,655,485SH SOLE
1,655,485 PHARMACIA CORP COM 71713U102 29 441,700SH SOLE 441,700 PLACER
DOME INC COM 725906101C 51,000SH SOLE 51,000 POTASH CORP OF SASK COM 73755L107 107, 1,077,107SH SOLE 1,077,107 PRECISION DRILLING COM 74022D100 59
1,174,946SH SOLE 1,174,946 SBC COMMUNICATIONS COM 78387G103 54 1,278,850SH
SOLE 1,278,850 SEARS CANADA INC COM 81234D109 3 202,100SH SOLE 202,100
SHIRE PHARMACEUTICL SPONS ADR 82481R106 1 578,800SH SOLE 578,800 TELUS
CORP COM 87971M103 10,416SH SOLE 10,416 3M COMPANY COM 88579Y101 25
130,200SH SOLE 130,200 TRANSALTA CORP COM 89346D107 143,500SH SOLE 143,500
VERIZON COMMUNICATNS COM 92343V104 16,942SH SOLE 16,942 VODAFONE GRP
PLC ADR(10 ORDS) 92857W100 33 1,178,500SH SOLE 1,178,500 DEUTSCHE BANK AG
NAM ORD D18190898 46, 646,500SH SOLE 646,500 TRANSOCEAN INC ORD
G90078109 33 910,340SH SOLE 910,340 CHECK POINT SOFTWARE ORD M22465104 27
1,338,200SH SOLE 1,338,200 ASML HOLDING NV N Y SHS N07059111 1 1,195,100SH
SOLE 1,195,100 AMVESCAP PLC SP ADR(2 ORDS) 03235E100 30, 1,551,000SH SOLE
1,551,000 1.00 US = 1.579600 CA ON 31DEC02 10,188,3





CHI99 3763896-1.014553.0011

CHI99 3763896-1.014553.0011